Expense Example, No Redemption {- Fidelity High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-15 - Fidelity High Income Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor High Income Fund Class A
Expense Example, No Redemption:
1 Year	$ 497
3 Years	703
5 Years	925
10 Years	1,564
Fidelity Advisor High Income Fund Class M
Expense Example, No Redemption:
1 Year	498
3 Years	706
5 Years	930
10 Years	1,576
Fidelity Advisor High Income Fund Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	1,870
Fidelity Advisor High Income Fund Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor High Income Fund Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798